UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21242
Nuveen Quality Preferred Income Fund 3
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        12/31
Date of reporting period:    3/31/06
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Quality Preferred Income Fund 3 (JHP) March 31, 2006

Shares	Description (1)	Coupon	Ratings (2)	Value

	Convertible Preferred Securities - 0.1% (0.1% of Total Investments)

	Thrifts & Mortgage Finance - 0.1%

20,100	PMI Group Inc.	5.875%	A1	$531,645

	Total Convertible Preferred Securities (cost $489,841)			531,645

	$25 Par (or similar) Securities - 91.9% (62.2% of Total Investments)

	Automobiles - 0.1%

8,000	DaimlerChrysler AG (CORTS)	7.875%	A3	198,000

	Capital Markets - 7.9%

21,206	Bear Stearns Capital Trust III	7.800%	A2	$538,208
54,700	Compass Capital Trust III	7.350%	A3	1,378,440
39,900	CSFB USA, Series 2002-10 (SATURNS)	7.000%	Aa3	1,015,056
11,300	First Union Institutional Capital II (CORTS)	8.200%	A1	310,750
5,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A1	120,224
4,500	Goldman Sachs Group Incorporated (SATURNS)	5.750%	Aa3	100,575
356,800	Lehman Brothers Holdings Capital Trust III, Series K	6.375%	A2	8,805,824
500	Lehman Brothers Holdings Capital Trust V, Series M	6.000%	A2	12,035
22,000	Merrill Lynch Capital Trust II	8.000%	A1	567,160
2,400	Merrill Lynch Preferred Capital Trust III	7.000%	A1	60,864
20,400	Merrill Lynch Preferred Capital Trust IV	7.120%	A1	525,912
81,100	Merrill Lynch Preferred Capital Trust V	7.280%	A1	2,079,404
36,300	Merrill Lynch Preferred Capital Trust	7.750%	A1	921,657
41,900	Morgan Stanley (PPLUS)	7.050%	Aa3	1,046,662
80,000	Morgan Stanley Capital Trust II	7.250%	A1	2,030,400
197,741	Morgan Stanley Capital Trust III	6.250%	A1	4,816,971
10,100	Morgan Stanley Capital Trust V	5.750%	A+	229,876
75,700	Morgan Stanley Capital Trust VI	6.600%	A1	1,915,210

	Total Capital Markets			26,475,228

	Commercial Banks - 17.7%

17,300	Abbey National PLC, Series B	7.375%	A	455,336
56,800	Abbey National PLC, Series B	7.250%	A1	1,437,040
105,898	ABN AMRO Capital Trust Fund VII	6.080%	A	2,536,257
38,000	ASBC Capital I	7.625%	Baa1	963,680
66,694	BAC Capital Trust I	7.000%	Aa3	1,680,022
41,300	BAC Capital Trust II	7.000%	Aa3	1,050,672
99,500	BAC Capital Trust III	7.000%	Aa3	2,541,230
6,000	BAC Capital Trust IV	5.875%	Aa3	141,000
65,600	BAC Capital Trust V	6.000%	Aa3	1,561,280
8,900	BAC Capital Trust VIII	6.000%	Aa3	212,176
34,800	Banco Santander	6.410%	A2	880,440
59,300	Banco Totta & Acores Finance, Series A	8.875%	A3	1,514,006
2,600	BancorpSouth Capital Trust I	8.150%	Baa2	65,858
244,100	Banesto Holdings, Series A, 144A (WI/DD, Settling 4/05/06)	10.500%	A2	7,513,715
33,200	Bank One Capital Trust VI	7.200%	A1	847,264
5,700	BankNorth Capital Trust II	8.000%	A3	145,407
3,100,000	BOI Capital Funding 3, 144A	6.107%	A2	2,995,477
24,600	Chittenden Capital Trust I	8.000%	Baa1	624,840
44,500	Cobank ABC, 144A, (3)	7.000%	N/R	2,159,407
57,500	Comerica Capital Trust I	7.600%	A3	1,442,100
164,700	Fleet Capital Trust VII	1.800%	Aa3	4,138,911
35,316	Fleet Capital Trust VIII	7.200%	Aa3	892,788
136,700	HSBC Finance Corporation	6.875%	Aa3	3,479,015
8,300	KeyCorp (PCARS)	7.500%	A3	213,310
4,933	KeyCorp Capital Trust V	5.875%	A3	116,024
22,900	National Commerce Capital Trust II	7.700%	A1	581,431
16,500	National Westminster Bank PLC, Series B	7.875%	Aa3	422,400
11,300	PNC Capital Trust	6.125%	A3	271,313
40,000	Royal Bank of Scotland Group PLC, Series M	6.400%	A1	1,003,200
104,465	Royal Bank of Scotland Group PLC, Series N	6.350%	A1	2,630,429
18,000	SunTrust Capital Trust IV	7.125%	A1	453,240
27,000	SunTrust Capital Trust V	7.050%	A1	681,210
110,300	USB Capital Trust III	7.750%	Aa3	2,799,414
102,000	USB Capital Trust IV	7.350%	Aa3	2,594,880
59,000	USB Capital Trust V	7.250%	Aa3	1,488,570
16,100	USB Capital Trust VII	5.875%	Aa3	370,944
19,000	VNB Capital Trust I	7.750%	Baa1	481,460
16,000	Well Fargo Capital Trust IX	5.625%	Aa2	361,280
51,000	Wells Fargo Capital Trust V	7.000%	Aa2	1,286,730
12,600	Wells Fargo Capital Trust VI	6.950%	Aa2	316,134
65,925	Wells Fargo Capital Trust VII	5.850%	Aa2	1,564,400
80,800	Zions Capital Trust B	8.000%	Baa1	2,109,688

	Total Commercial Banks			59,023,978

	Computers & Peripherals - 0.0%

1,300	IBM Inc., Trust Certificates, Series 2001-2	7.100%	A+	33,339

	Consumer Finance - 3.2%

101,300	Household Capital Trust VII	7.500%	A1	2,575,046
117,700	HSBC Finance Corporation	6.360%	A2	3,000,173
95,300	SLM Corporation, Series A, (3)	6.970%	BBB+	5,241,500

	Total Consumer Finance			10,816,719

	Diversified Financial Services - 9.2%

10,000	BBVA Preferred Capital Ltd., Series B	7.750%	A1	251,100
37,000	CIT Group Inc., Series A, (3)	6.350%	BBB+	936,100
45,000	CIT Group Incorporated (CORTS)	7.750%	A3	1,177,650
2,880	Citigroup Capital Trust IX	6.000%	Aa2	68,659
28,600	Citigroup Capital Trust VII	7.125%	Aa2	723,008
61,500	Citigroup Capital Trust VIII	6.950%	Aa2	1,546,725
17,800	Citigroup Capital Trust XI	6.000%	Aa2	424,174
16,549	Citigroup Inc., Series F, (3)	6.365%	Aa3	843,172
55,100	Citigroup Inc., Series H, (3)	6.231%	Aa3	2,781,173
50,901	Citigroup Inc., Series M, (3)	5.864%	Aa3	2,565,410
1,100	General Electric Capital Corporation	6.625%	AAA	27,786
504,300	ING Group N.V.	7.200%	A	12,935,295
142,900	ING Group N.V.	7.050%	A	3,629,660
42,600	JPMorgan Chase Capital Trust X	7.000%	A1	1,079,910
43,800	JPMorgan Chase Capital Trust XVI	6.350%	A1	1,095,000
25,800	JPMorgan Chase Trust, Series 2002-6, Class A (SATURNS)	7.125%	A1	655,062

	Total Diversified Financial Services			30,739,884

	Diversified Telecommunication Services - 0.8%

32,500	AT&T Inc.	7.000%	A	816,725
1,900	BellSouth Capital Funding (CORTS)	7.100%	A	47,975
4,200	BellSouth Corporation (CORTS)	7.000%	Aa3	106,932
6,300	BellSouth Corporation, Series 2001-3 (SATURNS)	7.125%	A	159,705
7,200	BellSouth Corporation, Series BLS (CORTS)	7.000%	A	182,808
17,200	BellSouth Inc. (CORTS)	7.000%	A	435,848
7,600	BellSouth Telecommunications (PPLUS)	7.300%	A	194,408
25,600	Verizon Communications (CORTS)	7.625%	A	657,920

	Total Diversified Telecommunication Services			2,602,321

	Electric Utilities - 2.6%

53,500	Entergy Louisiana LLC	7.600%	A-	1,352,480
203,447	Entergy Mississippi Inc.	7.250%	A-	5,228,588
12,180	Georgia Power Company	5.700%	AAA	293,660
12,000	National Rural Utilities Cooperative Finance Corporation	7.600%	A3	301,920
5,300	National Rural Utilities Cooperative Finance Corporation	7.400%	A3	134,832
1,400	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	33,600
33,018	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	777,244
9,150	Tennessee Valley Authority, Series D	6.750%	AAA	217,953
8,900	Virginia Power Capital Trust	7.375%	Baa2	228,018

	Total Electric Utilities			8,568,295

	Food Products - 0.7%

23,500	Dairy Farmers of America Inc., 144A, (3)	7.875%	BBB-	2,321,361

	Gas Utilities - 0.2%

32,900	AGL Capital Trust II	8.000%	BBB	834,344

	Health Care Providers & Services - 0.1%

12,500	Aetna Inc.	8.500%	A3	316,500

	Insurance - 21.6%

133,000	Ace Ltd., Series C	7.800%	Baa2	3,484,600
33,000	Aegon N.V.	6.500%	A-	826,650
406,738	Aegon N.V.	6.375%	A-	10,127,776
32,300	AMBAC Financial Group Inc.	5.950%	AA	761,957
95,400	AMBAC Financial Group Inc.	5.875%	AA	2,240,946
195,649	Arch Capital Group Limited	8.000%	Baa3	5,031,858
138,600	Delphi Financial Group, Inc.	8.000%	BBB	3,611,916
71,600	EverestRe Capital Trust II	6.200%	Baa1	1,614,580
293,816	EverestRe Group Limited	7.850%	Baa1	7,542,257
151,100	Financial Security Assurance Holdings	6.250%	AA	3,760,879
78,700	Hartford Capital Trust III, Series C	7.450%	Baa1	1,977,731
106,900	Lincoln National Capital Trust V, Series E	7.650%	A-	2,693,880
193,700	MetLife Inc., Series B, (3)	6.500%	Baa1	4,954,846
25,400	MetLife Inc.	5.875%	A	604,520
143,800	PartnerRe Limited, Series C	6.750%	BBB+	3,596,438
3,000	PartnerRe Limited, Series D	6.500%	BBB+	71,850
64,600	PartnerRe Limited	7.900%	A3	1,627,274
56,800	PLC Capital Trust III	7.500%	BBB+	1,439,880
15,600	PLC Capital Trust IV	7.250%	BBB+	394,056
4,500	PLC Capital Trust V	6.125%	BBB+	107,325
52,544	Prudential PLC	6.750%	A	1,316,227
76,896	RenaissanceRe Holdings Limited, Series B	7.300%	BBB	1,943,931
41,500	RenaissanceRe Holdings Ltd., Series A	8.100%	BBB+	1,055,345
16,700	Safeco Capital Trust I (CORTS)	8.700%	Baa2	457,079
32,800	Safeco Corporation, Series 2001-7 (SATURNS)	8.250%	Baa2	849,356
25,200	Saint Paul Capital Trust I	7.600%	Baa1	642,348
32,600	W.R. Berkley Capital Trust, Series 2002-1 (CBTCS)	8.125%	BBB-	334,476
7,000	W.R. Berkley Corporation	6.750%	BBB-	177,800
61,800	XL Capital Ltd, Series A	8.000%	Baa1	1,590,114
290,900	XL Capital Ltd, Series B	7.625%	Baa1	7,461,585

	Total Insurance			72,299,480

	Media - 0.0%

1,700	CBS Corporation	0.000%	BBB+	42,670
1,900	Walt Disney Company	7.000%	A-	48,260

	Total Media			90,930

	Multi-Utilities - 0.3%

17,900	Dominion CNG Capital Trust I	7.800%	Baa2	455,734
24,500	Energy East Capital Trust I	8.250%	BBB-	624,015

	Total Multi-Utilities			1,079,749

	Oil, Gas & Consumable Fuels - 1.8%

194,200	Nexen Inc.	7.350%	Baa3	5,136,590
34,700	TransCanada Pipeline	8.250%	A3	874,093

	Total Oil, Gas & Consumable Fuels			6,010,683

	Pharmaceuticals - 0.1%

10,400	Bristol Myers Squibb Company (CORTS)	6.250%	A+	260,728
3,500	Bristol-Myers Squibb Company Trust (CORTS)	6.800%	A+	88,445

	Total Pharmaceuticals			349,173

	Real Estate - 20.9%

10,700	AvalonBay Communities, Inc., Series H	8.700%	BBB	291,040
71,121	BRE Properties, Series C	6.750%	BBB-	1,753,844
8,029	BRE Properties, Series D	6.750%	BBB-	195,667
140,517	CarrAmerica Realty Corporation, Series E	7.500%	BBB-	3,538,218
26,700	Developers Diversified Realty Corporation, Series F	8.600%	BBB-	680,850
171,200	Developers Diversified Realty Corporation, Series G	8.000%	BBB-	4,394,704
32,000	Developers Diversified Realty Corporation, Series H	7.375%	BBB-	802,880
112,900	Duke Realty Corporation, Series L	6.600%	BBB	2,799,920
149,000	Duke-Weeks Realty Corporation	6.950%	BBB	3,844,200
61,444	Equity Office Properties Trust, Series G	7.750%	BBB-	1,563,135
18,500	Equity Residential Properties Trust, Series C	9.125%	BBB	470,825
20,800	Equity Residential Properties Trust, Series D	8.600%	BBB	544,960
56,200	Federal Realty Investment Trust	8.500%	BBB-	1,449,398
5,100	First Industrial Realty Trust, Inc., Series C	8.625%	BBB-	133,365
145,900	First Industrial Realty Trust, Inc., Series J	7.250%	BBB-	3,786,105
247,207	HRPT Properties Trust, Series B	8.750%	BBB-	6,494,128
141,600	HRPT Properties Trust, Series C	7.125%	BBB-	3,603,720
21,000	New Plan Excel Realty Trust, Series D	7.800%	BBB-	1,053,282
36,100	New Plan Excel Realty Trust, Series E	7.625%	BBB-	913,330
20,000	Prologis Trust, Series G	6.750%	BBB	500,000
136,000	PS Business Parks, Inc.	7.000%	BBB-	3,359,200
36,900	PS Business Parks, Inc., Series D	9.500%	BBB-	928,035
8,300	PS Business Parks, Inc., Series F	8.750%	BBB-	210,488
120,000	PS Business Parks, Inc., Series L	7.600%	BBB-	3,024,000
3,000	Public Storage, Inc.	7.125%	BBB+	76,950
16,100	Public Storage, Inc., Series F	6.450%	BBB+	375,452
133,833	Public Storage, Inc., Series R	8.000%	BBB+	3,376,607
20,800	Public Storage, Inc., Series S	7.875%	BBB+	524,368
27,600	Public Storage, Inc., Series T	7.625%	BBB+	694,692
11,000	Public Storage, Inc., Series U	7.625%	BBB+	278,740
17,000	Public Storage, Inc., Series V	7.500%	BBB+	430,950
3,000	Public Storage, Inc., Series X	6.450%	BBB+	71,100
2,700	Realty Income Corporation	7.375%	BBB-	69,552
12,600	Regency Centers Corporation	7.450%	BBB-	323,253
84,500	Regency Centers Corporation	7.250%	BBB-	2,150,525
25,900	Regency Centers Corporation	6.700%	BBB-	643,615
7,500	Simon Property Group, Inc., Series F	8.750%	Baa2	189,900
68,600	Simon Property Group, Inc., Series G	7.890%	BBB	3,554,852
39,500	United Dominion Realty Trust	8.600%	BBB-	1,018,310
61,800	Vornado Realty Trust, Series G	6.625%	BBB-	1,486,290
5,100	Vornado Realty Trust, Series I	6.625%	BBB-	121,635
252,700	Wachovia Preferred Funding Corporation	7.250%	A2	6,896,183
39,900	Weingarten Realty Trust, Series E	6.950%	A-	1,013,460

	Total Real Estate			69,631,728

	Specialty Retail - 0.2%

21,700	Sherwin Williams Company, Series III (CORTS)	7.250%	A+	543,368

	Thrifts & Mortgage Finance - 2.0%

18,100	Countrywide Capital Trust II, Series II (CORTS)	8.000%	BBB+	466,980
241,430	Countrywide Capital Trust IV	6.750%	BBB+	6,059,893

	Total Thrifts & Mortgage Finance			6,526,873

	U.S. Agency - 1.0%

20,900	Federal Home Loan Mortgage Corporation, (3)	6.000%	AA-	1,060,257
9,000	Federal Home Loan Mortgage Corporation, (3)	5.810%	Aa3	426,375
7,000	Federal Home Loan Mortgage Corporation, (3)	5.300%	AA-	322,875
19,900	Federal Home Loan Mortgage Corporation, (3)	5.100%	AA-	871,620
17,900	Federal Home Loan Mortgage Corporation, (3)	5.000%	AA-	763,435

	Total U.S. Agency			3,444,562

	Wireless Telecommunication Services - 1.5%

33,562	Telephone and Data Systems Inc.	7.600%	A-	839,050
157,500	United States Cellular Corporation	8.750%	A-	4,181,625
4,300	United States Cellular Corporation	7.500%	A-	109,091

	Total Wireless Telecommunication Services			5,129,766

	Total $25 Par (or similar) Securities (cost $307,926,587)			307,036,281

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Corporate Bonds - 1.2% (0.8% of Total Investments)

	Household Durables - 0.5%

$1,700	Stanley Works Capital Trust I, 144A	5.902%	12/01/45	Baa1	$1,575,912

	Insurance - 0.7%

1,200	ILFC E-Capital Trust I, 144A	5.900%	12/21/65	A	1,165,799
200	ILFC E-Capital Trust II, 144A	6.250%	12/21/65	A	192,015
1,000	ZFS FINANCE USA TRUST II, 144A	6.450%	12/15/65	Baa2	963,990

2,400	Total Insurance				2,321,804

$4,100	Total Corporate Bonds (cost $4,042,829)				3,897,716

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Capital Preferred Securities - 52.0% (35.2% of Total Investments)

	Capital Markets - 6.4%

2,500	Ahmanson Capital Trust I, 144A	8.360%	12/01/26	Baa1	$2,628,045
1,000	Bank of New York Capital I, Series B	7.970%	12/31/26	A1	1,055,362
1,000	BT Capital Trust, Series B1	7.900%	1/15/27	A2	1,050,294
1,000	BT Institutional Capital Trust B, 144A	7.750%	12/01/26	A2	1,051,277
500	BT Preferred Capital Trust II	7.875%	2/25/27	A2	527,671
250	C.A. Preferred Fund Trust II	7.000%	10/30/49	A1	251,723
3,750	C.A. Preferred Funding Trust	7.000%	1/30/49	A1	3,778,170
1,000	First Hawaiian Capital Trust I, Series B	8.343%	7/01/27	A-	1,070,704
8,485	First Union Capital Trust II, Series A	7.950%	11/15/29	A1	10,125,159

	Total Capital Markets				21,538,405

	Commercial Banks - 23.6%

2,000	AB Svensk Exportkredit, 144A	6.375%	10/27/49	AA-	2,022,404
1,000	Abbey National Capital Trust I	8.963%	6/30/50	A2	1,301,760
1,900	AgFirst Farm Credit Bank	7.300%	12/15/53	N/R	1,835,641
1,000	BankAmerica Capital II, Series 2	8.000%	12/15/26	Aa3	1,054,156
1,500	BankBoston Capital Trust II, Series B	7.750%	12/15/26	Aa3	1,577,576
1,000	BanPonce Trust I, Series A	8.327%	2/01/27	Baa1	1,056,353
6,200	Barclays Bank PLC, 144A	8.550%	6/15/49	Aa3	6,983,190
900	DBS Capital Funding Corporation, 144A	7.657%	3/15/49	A1	973,449
1,000	First Empire Capital Trust I	8.234%	2/01/27	Baa1	1,057,939
500	First Midwest Bancorp Inc.	6.950%	12/01/33	Baa2	526,859
9,100	HBOS Capital Funding LP, Notes	6.850%	3/23/49	A1	9,127,619
1,430	HSBC USA Capital Trust II, 144A	8.380%	5/15/27	A-	1,529,092
2,500	KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	2,828,400
1,000	KeyCorp Capital II	6.875%	3/17/29	A3	1,057,061
2,500	Lloyds TSB Bank PLC, Subordinated Note	6.900%	11/22/49	Aa2	2,507,018
4,000	North Fork Capital Trust I, Capital Securities	8.700%	12/15/26	A3	4,236,004
3,150	Peoples Heritage Capital Trust I, Series B	9.060%	2/01/27	A3	3,368,660
5,000	PNC Institutional Capital Trust B, 144A	8.315%	5/15/27	A3	5,321,185
1,000	Popular North American Capital Trust I	6.564%	9/15/34	Baa1	975,697
4,500	RBS Capital Trust B	6.800%	12/31/49	A1	4,507,510
2,500	St. George Funding Company LLC, 144A	8.485%	12/31/47	Baa1	2,628,025
655	Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A2	741,311
4,600	Union Planters Capital Trust A	8.200%	12/15/26	A2	4,845,396
70	Union Planters Preferred Fund, 144A	7.750%	7/15/53	A2	7,592,813
5,300	Washington Mutual Preferred Funding Cayman, Series A-1, 144A	7.250%	3/15/49	BBB	5,193,905
1,200	Washington Mutual Preferred Funding Delaware, Series A-1, 144A	6.534%	3/15/49	BBB	1,166,926
3,000	Zions Institutional Capital Trust, Series A	8.536%	12/15/26	Baa1	3,174,720

	Total Commercial Banks				79,190,669

	Diversified Financial Services - 4.0%

1,000	BNP Paribas Capital Trust	7.200%	12/31/49	A+	1,010,238
10,300	Citigroup Capital X	6.100%	9/30/33	Aa2	249,157
700	Fulton Capital Trust I	6.290%	2/01/36	A3	666,801
9,000	JPM Capital Trust I	7.540%	1/15/27	A1	9,435,825
1,800	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa2	1,877,414

	Total Diversified Financial Services				13,239,435

	Diversified Telecommunication Services - 2.0%

5,260	Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	A-	6,524,044

	Insurance - 11.9%

3,450	Ace Capital Trust II	9.700%	4/01/30	Baa1	4,606,637
750	Mangrove Bay, Class 3, 144A	6.102%	7/15/33	BBB+	726,758
10,000	MIC Financing Trust I	8.375%	2/01/27	A+	10,157,710
1,500	Prudential PLC	6.500%	6/29/49	A	1,494,992
3,000	RenaissanceRe Capital Trust	8.540%	3/01/27	BBB+	2,988,885
10,000	Sun Life Canada Capital Trust, Capital Securities, 144A	8.526%	5/06/47	A+	10,669,680
8,500	Zurich Capital Trust I, 144A	8.376%	6/01/37	A-	9,095,434

	Total Insurance				39,740,096

	Oil, Gas & Consumable Fuels - 2.4%

3,000	KN Capital Trust III	7.630%	4/15/28	Baa3	3,208,119
4,500	Phillips 66 Capital Trust II	8.000%	1/15/37	A3	4,747,824

	Total Oil, Gas & Consumable Fuels				7,955,943

	Thrifts & Mortgage Finance - 1.7%

1,000	Countrywide Capital Trust I	8.000%	12/15/26	BBB+	1,014,254
4,225	Dime Capital Trust I, Series A	9.330%	5/06/27	Baa1	4,568,366

	Total Thrifts & Mortgage Finance				5,582,620

	Total Capital Preferred Securities (cost $175,207,869)				173,771,212

Shares	Description (1)				Value

	Investment Companies - 0.5% (0.3% of Total Investments)

26,442	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$523,816
15,322	Flaherty and Crumrine/Claymore Total Return Fund Inc.				303,529
3,000	John Hancock Preferred Income Fund				70,050
3,412	John Hancock Preferred Income Fund II				78,203
12,125	John Hancock Preferred Income Fund III				246,986
15,021	Preferred and Corporate Strategies Fund Inc.				305,377
8,324	Preferred Income Strategies Fund Inc.				162,152

	Total Investment Companies (cost $1,707,403)				1,690,113

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments - 2.1% (1.4% of Total Investments)

$6,948	Repurchase Agreement with State Street Bank, dated 3/31/06, repurchase price $6,949,964, collateralized by $7,490,000 U.S. Treasury Bonds, 4.500%, due 2/15/36, value $7,087,413	4.250%	4/03/06		$6,947,503

	Total Short-Term Investments (cost $6,947,503)				6,947,503

	Total Investments (cost $496,322,032) – 147.8%				493,874,470

	Other Assets Less Liabilities – 1.9%				6,271,201

	Preferred Shares, at Liquidation Value – (49.7)%				(166,000,000)

	Net Assets Applicable to Common Shares – 100%				$334,145,671

	Interest Rate Swaps outstanding at March 31, 2006:

		Fixed Rate
		Paid	Fixed Rate	Floating Rate	Floating Rate		Unrealized
	Notional	by the Fund	Payment	Received	Payment	Termination	Appreciation
Counterparty	Amount	(annualized)	Frequency	by the Fund (4)	Frequency	Date	(Depreciation)

Citigroup Inc.	$42,000,000	3.255%	Monthly	4.661%	Monthly	3/06/08	$1,447,587
Citigroup Inc.	42,000,000	3.815	Monthly	4.661	Monthly	3/06/10	1,997,699

							$3,445,286

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Investment is eligible for the Dividends Received Deduction.

(4)	Based on USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate).

N/R	Not rated.

WI/DD	Portion of investment purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

CBTCS	Corporate Backed Trust Certificates.

CORTS	Corporate Backed Trust Securities.

PCARS	Public Credit and Repackaged Securities.

PPLUS	PreferredPlus Trust.

SATURNS	Structured Asset Trust Unit Repackaging.

Income Tax Information

The following information is presented on an income tax basis based on the information currently available to the Fund. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments was $496,961,590.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2006, were as follows:

Gross unrealized:
Appreciation	$6,856,853
Depreciation	(9,943,973)

Net unrealized appreciation (depreciation) of investments	$(3,087,120)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Nuveen Quality Preferred Income Fund 3

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date May 30, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2006

*	Print the name and title of each signing officer under his or her signature.